Columbia Small Cap Growth Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Growth Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 1.1%
Cogent Communications Holdings, Inc.	339,179	27,877,122
Entertainment 1.6%
Atlanta Braves Holdings, Inc., Class C(a)	143,149	5,776,062
IMAX Corp.(a)	1,103,258	29,037,751
Sphere Entertainment Co.(a)	181,322	7,461,400
Total		42,275,213
Total Communication Services		70,152,335
Consumer Discretionary 11.1%
Broadline Retail 0.9%
Ollie’s Bargain Outlet Holdings, Inc.(a)	223,816	22,146,593
Hotels, Restaurants & Leisure 7.1%
Churchill Downs, Inc.	96,438	13,704,804
Dutch Bros, Inc., Class A(a)	436,013	23,426,979
Kura Sushi USA, Inc., Class A(a)	213,798	22,859,282
Sweetgreen, Inc., Class A(a)	821,976	33,684,577
Texas Roadhouse, Inc.	198,646	40,776,064
Wingstop, Inc.	139,529	45,872,949
Total		180,324,655
Household Durables 0.3%
Installed Building Products, Inc.	35,227	8,057,824
Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A(a)	104,800	15,687,512
Boot Barn Holdings, Inc.(a)	115,589	15,851,875
Valvoline, Inc.(a)	1,001,129	39,754,833
Total		71,294,220
Total Consumer Discretionary		281,823,292
Consumer Staples 2.8%
Consumer Staples Distribution & Retail 2.8%
Casey’s General Stores, Inc.	46,677	19,645,882
Sprouts Farmers Market, Inc.(a)	329,985	50,976,083
Total		70,621,965
Total Consumer Staples		70,621,965
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.5%
Energy Equipment & Services 0.8%
Tidewater, Inc.(a)	405,961	20,996,303
Oil, Gas & Consumable Fuels 1.7%
Antero Resources Corp.(a)	803,380	26,262,492
Uranium Energy Corp.(a)	1,890,832	15,712,814
Total		41,975,306
Total Energy		62,971,609
Financials 5.1%
Banks 2.3%
Ameris Bancorp	349,235	24,544,236
Axos Financial, Inc.(a)	205,919	17,060,389
First Financial Bankshares, Inc.	287,164	11,968,996
Glacier Bancorp, Inc.	106,523	6,166,616
Total		59,740,237
Capital Markets 2.8%
Hamilton Lane, Inc., Class A	160,976	30,971,783
Moelis & Co., ADR, Class A	318,586	24,524,750
Perella Weinberg Partners	577,984	14,836,849
Total		70,333,382
Total Financials		130,073,619
Health Care 21.0%
Biotechnology 8.1%
Biohaven Ltd.(a)	299,999	13,802,954
Blueprint Medicines Corp.(a)	215,142	20,735,386
Crinetics Pharmaceuticals, Inc.(a)	115,703	6,618,212
Dyne Therapeutics, Inc.(a)	157,205	4,812,045
Geron Corp.(a)	1,641,064	6,761,184
Ideaya Biosciences, Inc.(a)	186,715	5,108,522
Insmed, Inc.(a)	387,647	29,135,548
Krystal Biotech, Inc.(a)	39,665	7,830,664
Mirum Pharmaceuticals, Inc.(a)	137,389	6,350,120
MoonLake Immunotherapeutics(a)	169,441	9,222,674
Natera, Inc.(a)	256,891	43,101,172
Nuvalent, Inc., Class A(a)	130,360	12,603,205
Revolution Medicines, Inc.(a)	106,395	6,154,951

Columbia Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SpringWorks Therapeutics, Inc.(a)	371,946	15,428,320
Vaxcyte, Inc.(a)	199,271	18,799,226
Total		206,464,183
Health Care Equipment & Supplies 6.2%
Ceribell, Inc.(a)	83,822	2,413,235
Glaukos Corp.(a)	438,451	62,983,486
ICU Medical, Inc.(a)	318,921	52,290,287
Integer Holdings Corp.(a)	128,909	18,111,715
Lantheus Holdings, Inc.(a)	122,746	10,957,535
TransMedics Group, Inc.(a)	122,850	10,652,324
Total		157,408,582
Health Care Providers & Services 2.0%
Chemed Corp.	90,036	51,535,706
Life Sciences Tools & Services 4.2%
Bio-Techne Corp.	830,185	62,562,742
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	13,888,890
DNA Script(a),(b),(c),(d)	11,675	1,224,502
Repligen Corp.(a)	193,063	29,063,704
Total		106,739,838
Pharmaceuticals 0.5%
Axsome Therapeutics, Inc.(a)	131,841	12,949,423
Total Health Care		535,097,732
Industrials 29.2%
Aerospace & Defense 3.5%
Kratos Defense & Security Solutions, Inc.(a)	2,232,948	60,490,561
Rocket Lab, Inc.(a)	883,516	24,102,316
StandardAero, Inc.(a)	178,145	5,105,636
Total		89,698,513
Building Products 4.8%
AAON, Inc.	408,808	55,736,882
AZEK Co., Inc. (The)(a)	1,019,841	54,173,954
Simpson Manufacturing Co., Inc.	67,652	12,745,637
Total		122,656,473
Commercial Services & Supplies 1.9%
VSE Corp.	403,880	47,358,969
Construction & Engineering 1.3%
Granite Construction, Inc.	329,051	32,697,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 6.1%
RXO, Inc.(a)	420,231	12,669,965
Saia, Inc.(a)	117,064	66,618,781
XPO, Inc.(a)	502,656	76,609,801
Total		155,898,547
Machinery 3.4%
Chart Industries, Inc.(a)	56,013	10,824,512
RBC Bearings, Inc.(a)	225,622	75,608,189
Total		86,432,701
Passenger Airlines 1.1%
Sun Country Airlines Holdings, Inc.(a)	2,012,509	28,960,005
Professional Services 1.0%
Alight, Inc., Class A(a)	3,051,666	24,413,328
Trading Companies & Distributors 6.1%
FTAI Aviation Ltd.	450,861	76,114,354
SiteOne Landscape Supply, Inc.(a)	348,879	53,465,707
WESCO International, Inc.	119,210	25,221,259
Total		154,801,320
Total Industrials		742,917,654
Information Technology 20.2%
Communications Equipment 1.3%
InterDigital, Inc.	159,506	31,256,796
Electronic Equipment, Instruments & Components 2.9%
908 Devices, Inc.(a)	1,522,574	4,171,853
Coherent Corp.(a)	340,244	34,078,839
Vontier Corp.	919,975	36,118,218
Total		74,368,910
Semiconductors & Semiconductor Equipment 8.8%
Aehr Test Systems(a)	743,041	8,834,758
Astera Labs, Inc.(a)	848,990	87,658,218
Credo Technology Group Holding Ltd.(a)	433,672	21,232,581
Impinj, Inc.(a)	50,535	9,713,332
Onto Innovation, Inc.(a)	177,439	29,131,935
Semtech Corp.(a)	632,525	40,506,901
Universal Display Corp.	166,845	27,449,339
Total		224,527,064
Columbia Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.2%
ACI Worldwide, Inc.(a)	223,330	12,689,611
CyberArk Software Ltd.(a)	90,695	29,340,739
Klaviyo, Inc.(a)	551,625	20,487,353
Procore Technologies, Inc.(a)	597,360	48,505,632
Q2 Holdings, Inc.(a)	307,476	32,205,036
Sprout Social, Inc., Class A(a)	201,264	6,444,473
SPS Commerce, Inc.(a)	74,611	14,405,146
Tenable Holdings, Inc.(a)	447,331	18,778,955
Total		182,856,945
Total Information Technology		513,009,715
Materials 3.9%
Construction Materials 1.0%
Knife River Corp.(a)	244,649	25,321,172
Metals & Mining 2.9%
Carpenter Technology Corp.	382,527	74,225,539
Total Materials		99,546,711
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Real Estate Management & Development 1.0%
Zillow Group, Inc., Class A(a)	308,141	25,122,736
Total Real Estate		25,122,736
Total Common Stocks (Cost $1,914,251,773)		2,531,337,368

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(e),(f)	6,314,182	6,312,919
Total Money Market Funds (Cost $6,311,977)		6,312,919
Total Investments in Securities (Cost: $1,920,563,750)		2,537,650,287
Other Assets & Liabilities, Net		6,032,453
Net Assets		2,543,682,740
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $15,113,392, which represents 0.59% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $15,113,392, which represents 0.59% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	13,888,890
DNA Script	10/01/2021	11,675	10,180,303	1,224,502
			32,701,113	15,113,392

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	19,518,889	291,690,508	(304,895,157)	(1,321)	6,312,919	4,853	315,293	6,314,182

Columbia Small Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Growth Fund, November 30, 2024 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT226_08_R01_(01/25)